Summary of Intangible Assets Not Subject to Amortization Recorded Due to Acquisition (Detail) (TA Triumph-Adler AG, JPY ¥) In Millions, unless otherwise specified	Jan. 21, 2009
Acquired Indefinite-lived Intangible Assets [Line Items]
Acquired indefinite lived intangible asset amount	¥ 7,045
Trademark
Acquired Indefinite-lived Intangible Assets [Line Items]
Acquired indefinite lived intangible asset amount	¥ 7,045